Intangible Assets - Schedule (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Acquired Finite Lived Intangible Assets [Line Items]
Additions - Accumulated amortization	$ (1,283)	$ (1,919)	$ (1,898)
Net Book Value	31,736	35,022
Favorable lease terms
Acquired Finite Lived Intangible Assets [Line Items]
Balance - cost	44,877	44,877	44,877
Additions - cost	0	0
Balance - Accumulated amortization	(13,141)	(9,855)	(6,569)
Additions - Accumulated amortization	(3,286)	(3,286)
Net Book Value	31,736	35,022	$ 38,308
Net Book Value - Additions	$ (3,286)	$ (3,286)